3. PRINCIPLES OF CONSOLIDATION (Details Narrative)		12 Months Ended
	Jan. 13, 2020	Dec. 31, 2020
Centroeste [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly	49.00%	100.00%